Consolidated Statements of Financial Position	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Current assets
Cash	$ 2,965,957	$ 99,209
Receivables (Note 4)	603,870	44,400
Deferred financing costs (Note 3 and 19)	517,360
Prepaids	23,675	28,003
Total current assets	4,110,862	171,612
Restricted deposit (Note 5)	11,497	11,500
Deposits	127,812	129,897
Property and equipment (Note 6)	625,938	948,998
Intangible assets (Note 8)	2,256,903	2,780,347
Total Assets	7,133,012	4,042,354
Current liabilities
Accounts payable and accrued liabilities (Note 9 and 12)	1,894,825	975,405
Notes payable (Note 10)	2,975,747
Lease liability (Note 17)	271,669	328,373
Current liabilities	5,142,241	1,303,778
Non-current liabilities
Lease liability (Note 17)	561,316	794,027
Notes payable (Note 10)	2,906,838	4,814,767
Total liabilities	8,610,395	6,912,572
Share capital (Note 11)
Common shares	108,788,385	99,505,558
Class A shares	37,927	37,927
Share subscriptions received in advance		300,000
Reserves (Note 11)	11,513,554	9,832,386
Deficit	(114,270,214)	(106,521,639)
Equity attributable to owners of parent	6,069,652	3,154,232
Non-controlling interest (Note 7)	(7,547,035)	(6,024,450)
Total Equity	(1,477,383)	(2,870,218)
Total Liabilities and Equity	$ 7,133,012	$ 4,042,354